Leases - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 190,144
Less imputed interest	(25,318)
Present value of lease liabilities	164,826
2024 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	46,401
2025 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	35,974
2026 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	22,791
2027 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	17,561
2028 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	48,121
2029 and thereafter [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 19,296